Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 617,321	¥ 552,555
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	91,456	(74,345)
Net debt valuation adjustments	850	(2,226)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	9,130	(6,843)
Defined benefit plans	(8,373)	16,495
Foreign currency translation adjustments	(200,618)	25,649
Total	(107,555)	(41,270)
Comprehensive income	509,766	511,285
Net income (loss) attributable to noncontrolling interests	779	(696)
Other comprehensive income attributable to noncontrolling interests	12,317	6,043
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 496,670	¥ 505,938